UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Institutional Large-Cap Core Growth Fund

(TPLGX)

This semi-annual shareholder report contains important information about Institutional Large-Cap Core Growth Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Large-Cap Core Growth Fund	$28	0.56%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,655,505
Number of Portfolio Holdings	79
Table Summary

Portfolio Turnover Rate	19.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	52.7%
Communication Services	17.8
Consumer Discretionary	11.5
Financials	6.6
Health Care	5.6
Industrials & Business Services	4.8
Utilities	0.3
Materials	0.3
Corporate Securities	0.2
Other	0.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	15.7%
Alphabet	12.1
Broadcom	5.9
Apple	4.4
Microsoft	4.3
Advanced Micro Devices	3.5
Meta Platforms	3.4
Carvana	3.4
Amazon.com	3.2
Eli Lilly	3.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E148-053 8/26

Institutional Large-Cap Core Growth Fund

 (TPLGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026
Institutional Large-Cap Core
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 71 .11 $ 72 .15 $ 59 .94 $ 41 .55 $ 70 .46 $ 65 .18
Investment activities
Net investment income (loss)
(1)(2)
( 0 .03 ) ( 0 .04 ) 0 .01 0 .03 ( 0 .03 ) ( 0 .17 )
Net realized and unrealized gain/
loss 0 .52 13 .43 21 .49 20 .58 ( 27 .06 ) 11 .66
Total from investment activities 0 .49 13 .39 21 .50 20 .61 ( 27 .09 ) 11 .49
Distributions
Net investment income – ( 0 .01 ) ( 0 .02 ) ( 0 .02 ) – –
Net realized gain – ( 14 .42 ) ( 9 .27 ) ( 2 .20 ) ( 1 .82 ) ( 6 .21 )
Total distributions – ( 14 .43 ) ( 9 .29 ) ( 2 .22 ) ( 1 .82 ) ( 6 .21 )
NET ASSET VALUE
End of period $ 71 .60 $ 71 .11 $ 72 .15 $ 59 .94 $ 41 .55 $ 70 .46
Ratios/Supplemental Data
Total return
(2)(3)
0 .69% 19 .10% 35 .78% 49 .60% ( 38 .45 ) % 17 .89%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .56%
(4)
0 .56% 0 .56% 0 .57% 0 .56% 0 .57%
Net expenses after waivers/
payments by Price Associates 0 .56%
(4)
0 .56% 0 .56% 0 .57% 0 .56% 0 .57%
Net investment income (loss) ( 0 .09 ) %
(4)
( 0 .05 ) % 0 .02% 0 .06% ( 0 .06 ) % ( 0 .24 ) %
Portfolio turnover rate 19 .1% 17 .1% 15 .5% 14 .5% 14 .4% 40 .4%
Net assets, end of period (in
millions) $2,656 $2,877 $3,064 $2,938 $3,028 $6,419
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
June 30, 2026 Unaudited

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.8%
COMMUNICATION
SERVICES  17.8%
Diversified Telecommunication
Services  0.3%
Space Exploration Technologies,
Class A (1)(2) 51,821 8,854
8,854
Entertainment  1.4%
Netflix (1) 535,052 38,203
38,203
Interactive Media &
Services  15.5%
Alphabet, Class A  431,180 154,091
Alphabet, Class C  468,549 165,552
Meta Platforms, Class A  161,803 91,142
410,785
Wireless Telecommunication
Services  0.6%
T-Mobile U.S.  86,965 14,587
14,587
Total Communication Services 472,429
CONSUMER
DISCRETIONARY  11.5%
Automobiles  2.6%
Tesla (1) 161,054 67,739
67,739
Broadline Retail  3.6%
Amazon.com (1) 363,674 86,678
Sea, ADR (1) 101,245 9,702
96,380
Hotels, Restaurants &
Leisure  1.2%
Booking Holdings  132,264 23,575
DoorDash, Class A (1) 45,727 8,438
32,013
Specialty Retail  4.1%
Carvana (1) 1,275,972 83,984
Ross Stores  60,447 12,866
TJX  71,641 10,854
107,704
Total Consumer Discretionary 303,836
FINANCIALS  6.6%
Capital Markets  1.2%
Charles Schwab  69,386 6,402
Goldman Sachs Group  8,909 9,010
Moody's  7,165 3,245
Morgan Stanley  62,392 13,043
31,700
Financial Services  4.1%
Mastercard, Class A  87,695 45,040
Shares/Par $ Value
(Cost and value in $000s)
‡
Visa, Class A  185,316 63,580
108,620
Insurance  1.3%
Chubb  73,156 24,927
Marsh & McLennan  52,506 8,751
33,678
Total Financials 173,998
HEALTH CARE  5.6%
Health Care Equipment &
Supplies  1.2%
Intuitive Surgical (1) 58,661 23,328
Medline, Class A (1) 68,728 2,711
Stryker  15,342 4,830
30,869
Health Care Providers &
Services  0.5%
UnitedHealth Group  34,053 14,154
14,154
Life Sciences Tools &
Services  0.8%
Danaher  52,658 10,031
Thermo Fisher Scientific  22,637 11,349
21,380
Pharmaceuticals  3.1%
Eli Lilly  69,479 83,335
83,335
Total Health Care 149,738
INDUSTRIALS & BUSINESS
SERVICES  4.7%
Aerospace & Defense  2.4%
General Electric  135,630 50,689
HEICO  17,800 6,340
TransDigm Group  5,119 6,819
63,848
Commercial Services &
Supplies  0.2%
Cintas  24,575 4,180
4,180
Electrical Equipment  1.1%
GE Vernova  24,100 28,314
28,314
Ground Transportation  0.2%
Old Dominion Freight Line  28,415 6,155
6,155
Machinery  0.8%
Caterpillar  20,680 22,022
22,022
Total Industrials & Business Services 124,519

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION
TECHNOLOGY  51.0%
Electronic Equipment,
Instruments & Components  0.4%
TE Connectivity  50,602 10,202
10,202
IT Services  0.6%
Shopify, Class A (1) 148,145 16,915
16,915
Semiconductors & Semiconductor
Equipment  37.8%
Advanced Micro Devices (1) 162,347 94,309
Applied Materials  89,345 64,596
ASML Holding  20,957 41,693
Broadcom  413,666 156,262
Cerebras Systems, Class A (1)(2) 7,601 1,680
Lam Research  150,446 65,193
Marvell Technology  91,399 27,227
Micron Technology  59,751 68,970
Monolithic Power Systems  13,375 18,489
NVIDIA  2,078,268 415,841
Taiwan Semiconductor
Manufacturing, ADR  57,038 27,240
Texas Instruments  73,387 21,874
1,003,374
Software  7.8%
Canva, Class B, Acquisition Date:
8/16/21 - 12/17/21, Cost $6,320 (1)
(3)(4) 3,708 5,549
Crowdstrike Holdings, Class A (1) 20,517 15,657
Datadog, Class A (1) 25,235 6,570
Gusto, Acquisition Date: 10/4/21,
Cost $2,093 (1)(3)(4) 72,683 1,555
Microsoft  306,158 114,203
OpenAI, Class A, Acquisition Date:
10/3/25, Cost $9,535 (1)(3)(4) 22,175 15,250
Oracle  134,484 19,709
Palantir Technologies, Class A (1) 38,684 4,513
Roper Technologies  18,428 6,236
ServiceNow (1) 124,101 12,321
Synopsys (1) 13,023 5,809
207,372
Technology Hardware, Storage &
Peripherals  4.4%
Apple  406,412 117,600
117,600
Total Information Technology 1,355,463
MATERIALS  0.3%
Chemicals  0.3%
Linde  16,729 8,681
Total Materials 8,681
Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  0.3%
Electric Utilities  0.3%
Constellation Energy  37,139 9,224
Total Utilities 9,224
Total Common Stocks (Cost
$978,787) 2,597,888
CONVERTIBLE PREFERRED STOCKS  1.8%
INDUSTRIALS & BUSINESS
SERVICES  0.1%
Aerospace & Defense  0.1%
Anduril Industries, Series H,
Acquisition Date: 4/28/26 - 5/12/26,
Cost $2,297 (1)(3)(4) 33,314 2,297
Total Industrials & Business Services 2,297
INFORMATION
TECHNOLOGY  1.7%
Software  1.7%
Anthropic, Series H-1, Acquisition
Date: 5/28/26, Cost $9,781 (1)(3)(4) 16,605 9,781
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $397 (1)
(3)(4) 233 348
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $44 (1)(3)
(4) 26 39
Canva, Series A-4, Acquisition Date:
12/17/21, Cost $4 (1)(3)(4) 2 3
Databricks, Series G, Acquisition
Date: 2/1/21, Cost $1,958 (1)(3)(4) 33,114 7,376
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $5,925 (1)(3)(4) 80,631 17,960
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $542 (1)(3)(4) 7,379 1,643
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(3)(4) 98,373 2,105
OpenAI, Series A-3, Acquisition
Date: 8/15/25, Cost $1,023 (1)(3)(4) 3,334 2,293
OpenAI, Series C, Acquisition Date:
3/12/26, Cost $2,624 (1)(3)(4) 3,815 2,624
Total Information Technology 44,172
Total Convertible Preferred Stocks
(Cost $27,585) 46,469
CORPORATE BONDS  0.2%
Carvana, 9.00%, 6/1/30, (9.00%
Cash) (5)(6) 2,379,299 2,460
Carvana, 9.00%, 6/1/31, (9.00%
Cash) (5)(6) 3,421,001 3,775
Total Corporate Bonds (Cost
$5,283) 6,235

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve
Fund, 3.69% (7)(8) 4,656,922 4,657
Total Short-Term Investments
(Cost $4,657) 4,657
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve
Fund, 3.66% (7)(8) 9,583,363 9,583
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 9,583
Total Securities Lending Collateral
(Cost $9,583) 9,583
Total Investments in Securities
100.4% of Net Assets
(Cost $1,025,895) $ 2,664,832
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at June 30, 2026.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $68,823 and represents 2.6% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,235 and represents 0.2% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.69% $ — $ — $ 129
T. Rowe Price Treasury Reserve Fund, 3.66% — — — ++
Totals $ — # $ — $ 129 +
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government Reserve Fund, 3.69% $ 14,413 ¤ ¤ $ 4,657
T. Rowe Price Treasury Reserve Fund, 3.66% — ¤ ¤ 9,583
Total $ 14,240 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $129 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,240.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,025,895) $ 2,664,832
Receivable for investment securities sold 3,131
Dividends and interest receivable 510
Receivable for shares sold 218
Other assets 25
Total assets 2,668,716
Liabilities
Obligation to return securities lending collateral 9,583
Payable for shares redeemed 2,295
Investment management fees payable 1,209
Due to affiliates 16
Payable to directors 1
Other liabilities 107
Total liabilities 13,211
NET ASSETS $ 2,655,505
Net Assets Consist of:
Total distributable earnings (loss) $ 2,135,049
Paid-in capital applicable to 37,086,248 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 520,456
NET ASSETS $ 2,655,505
NET ASSET VALUE PER SHARE $ 71.60

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $38) $ 6,045
.
  Interest 303
Securities lending 1
Total income 6,349
Expenses
Investment management 7,330
Shareholder servicing 9
Prospectus and shareholder reports 13
Custody and accounting 128
Registration 18
Legal and audit 14
Directors 4
Miscellaneous 10
Total expenses 7,526
Net investment loss (1,177)
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 497,573
Change in net unrealized loss on securities (483,175)
Net realized and unrealized gain / loss 14,398
INCREASE IN NET ASSETS FROM OPERATIONS
$ 13,221

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (1,177) $ (1,368)
Net realized gain 497,573 622,014
Change in net unrealized gain / loss (483,175) (97,768)
Increase in net assets from operations 13,221 522,878
Distributions to shareholders
Net earnings – (486,393)
Capital share transactions
*
Shares sold 83,115 257,667
Distributions reinvested – 467,967
Shares redeemed (318,012) (948,558)
Decrease in net assets from capital share transactions (234,897) (222,924)
Net Assets
Decrease during period (221,676) (186,439)
Beginning of period 2,877,181 3,063,620
End of period $ 2,655,505 $ 2,877,181
*Share information (000s)
Shares sold 1,206 3,458
Distributions reinvested – 6,756
Shares redeemed (4,578) (12,216)
Decrease in shares outstanding (3,372) (2,002)

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Institutional Large-Cap Core Growth Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. Rowe Price Institutional Large-Cap Core Growth Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. Rowe Price Institutional Large-Cap Core Growth Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2026, totaled $8,095,000 for the six months ended June 30, 2026.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $10,007,000; the value of cash collateral and related investments was $9,583.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,575,534 $ — $ 22,354 $ 2,597,888
Convertible Preferred Stocks — — 46,469 46,469
Corporate Bonds — 6,235 — 6,235
Short-Term Investments 4,657 — — 4,657
Securities Lending Collateral 9,583 — — 9,583
Total $ 2,589,774 $ 6,235 $ 68,823 $ 2,664,832
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
6/30/26
Investment in Securities
Common Stocks $ 18,583 $ 3,771 $ — $ 22,354
Convertible Preferred Stocks 27,444 4,324 14,701 46,469
Total $ 46,027 $ 8,095 $ 14,701 $ 68,823

T. Rowe Price Institutional Large-Cap Core Growth Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $515,215,000 and $743,650,000, respectively, for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was
$1,028,410,000. Net unrealized gain aggregated $1,636,512,000 at period-end, of which $1,665,402,000 related to appreciated investments and $28,890,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.
Expense limitation 0.05%
Expense limitation date 02/28/29
(Waived)/repaid during the period ($000s) $—

T. Rowe Price Institutional Large-Cap Core Growth Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price Associates and $8,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others,

T. Rowe Price Institutional Large-Cap Core Growth Fund

and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the
Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements
(e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the
Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many other T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that caps the fund’s operating expenses at 0.05%. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund with a group of competitor funds selected by Broadridge
(Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E148-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026